December 18, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	M Fund, Inc. (the “Corporation”)

(Filing Nos: 33-95472 and 811-09082)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Supplement dated December 12, 2018 to the Prospectus dated May 1, 2018 for the M International Equity Fund, a series of the Corporation, as filed electronically via EDGAR with the Securities and Exchange Commission on December 12, 2018 (Accession No. 0001398344-18-017824).

If you have any questions, please contact me at (617) 662-1504.

Sincerely,

/s/ Brian Link
Brian Link
Vice President